Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 211	$ 193	$ 113
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	89	133	115
Earnings from unconsolidated affiliates	(26)	(23)	(23)
Distributions from unconsolidated affiliates	24	25	30
Step acquisition - equity interest re-measurement gain			(9)
Net unrealized (gains) losses on derivative instruments	(21)	(40)	8
Deferred income taxes, net		(29)
Other, net	3	5	(1)
Change in operating assets and liabilities which (used) provided cash, net of effects of acquisitions:
Accounts receivable	(11)	34	(52)
Inventories	14	(14)	1
Accounts payable	(194)	106	16
Accrued interest	5		2
Other current assets and liabilities	(4)	2	3
Other long-term assets and liabilities	(8)	(5)	2
Net cash provided by operating activities	82	387	205
INVESTING ACTIVITIES:
Capital expenditures	(483)	(384)	(185)
Acquisitions, net of cash acquired	(433)	(38)	(282)
Acquisition of unconsolidated affiliates and NGL Hedges	(312)	(114)
Investments in unconsolidated affiliates	(158)	(8)	(2)
Return of investment from unconsolidated affiliates	1	2	1
Proceeds from sales of assets	2	5	4
Proceeds from sales of available-for-sale securities			10
Net cash used in investing activities	(1,383)	(537)	(454)
FINANCING ACTIVITIES:
Proceeds from debt	2,665	1,524	868
Payments of debt	(1,792)	(1,425)	(835)
Payment of deferred financing costs	(8)	(4)	(2)
Proceeds from issuance of common units, net of offering costs	455	170	189
Excess purchase price over acquired assets		(36)
Net change in advances to predecessor from DCP Midstream, LLC	355	81	151
Distributions to common unitholders and general partner	(181)	(132)	(102)
Distributions to noncontrolling interests	(9)	(45)	(26)
Contributions from noncontrolling interests	25	18	14
Purchase of additional interest in a subsidiary			(4)
Net cash provided by financing activities	1,295	151	254
Net change in cash and cash equivalents	(6)	1	5
Cash and cash equivalents, beginning of year	8	7	2
Cash and cash equivalents, end of year	2	8	7
Cash Portion [Member]
FINANCING ACTIVITIES:
Excess purchase price over acquired assets	(225)	(36)
Contributions from DCP Midstream, LLC	$ 10		$ 1